Average Annual Total Returns{- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-13 - Fidelity Total Emerging Markets Fund	Fidelity Advisor Total Emerging Markets Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class I Return Before Taxes Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class I Return Before Taxes Inception Date	Fidelity Advisor Total Emerging Markets Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Total Emerging Markets Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Total Emerging Markets Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Total Emerging Markets Fund: Class Z Return Before Taxes Inception Date	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Since Inception		F1738 Past 1 year	F1738 Past 5 years	F1738 Since Inception
Total	14.44%	5.67%	4.94%	[1]	Nov. 01, 2011	13.64%	5.03%	4.46%	[1]	Nov. 01, 2011	8.88%	4.26%	3.83%	[1]	Nov. 01, 2011	16.72%	5.83%	4.94%	[1]	Nov. 01, 2011	19.44%	6.11%	4.91%	[1]	Nov. 01, 2011	21.70%	7.20%	5.97%	[1]	Nov. 01, 2011	21.84%		12.90%	[1]	Oct. 02, 2018	18.47%	5.65%	4.27%	[1]	17.09%	5.95%	5.01%	[1]

[1]	(a)From November 1, 2011 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.